LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 1,991	¥ 2,108
Cash paid for amounts included in the measurement of finance lease liabilities	95	92
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	¥ 1,086	¥ 406